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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                          Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2006 through February 28, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                     EUROPE
                                  SELECT EQUITY
                                      FUND

                                   Semiannual
                                     Report

                                    2/28/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             14
Schedule of Investments                                                     16
Financial Statements                                                        20
Notes to Financial Statements                                               29
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                     37
Trustees, Officers and Service Providers                                    42

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with full-year growth of GDP of 3.1%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of 2006. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to tighten rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year and fell sharply towards year-end. Likewise, in the second half of 2006, they benefited from the modest easing of core inflation (which excludes energy and food items), though such core inflation remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.5% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% in 2006. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock

Letter

index was very strong in early 2006, sold off to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified, take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward achieving their long-term goals.

Respectfully,

/s/ John F. Cogan, Jr.

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07
--------------------------------------------------------------------------------

European equity markets sustained their upward trajectory during the six months ended February 28, 2007, propelled by a healthy economy and improving corporate profitability. In the following interview, Andrew Arbuthnott discusses the events and factors that affected the performance of Pioneer Europe Select Equity Fund over the six months. Mr. Arbuthnott is responsible for the Fund's day-to-day management and is supported by a team of portfolio managers and analysts.

Q: How did Europe Select Equity Fund perform during the six months ended February 28, 2007?

A: The Fund's Class A shares had a total return of 10.93%, at net asset value, for the six months. During the same period, the Fund's benchmark, the MSCI Europe Index, returned 12.74%, while the average return of the 101 funds in Lipper's European Funds category was 13.55%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like in Europe during the six months ended February 28, 2007?

A: European stock markets performed quite well, even with a rather sudden decline of equities in the final two days of the period. Major European economies continued to expand, while corporations on the continent reported generally good profit growth, with many companies raising their stock dividend payments to shareholders. The improvement extended to Germany, which had lagged other European national economies in recent years. Inflationary pressures remained subdued, while short-term interest rates continued to be relatively moderate and liquidity in the capital markets remained favorable - even after the European Central Bank raised rates during the period. Heightened merger- and-acquisition activity and the presence of many private equity funds gave further support to the markets. The returns realized by U.S.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     investors in Europe were helped further as the euro gained 3.2% in value against the U.S. dollar during the six months.

     The automotive industry led the market performance for the six months, rising by 30% in U.S. dollar terms. Other leading industries included capital goods, telecommunications, transportation, materials and utilities. The pharmaceutical industry produced the worst performance of any area in the economy for the six months, while the information technology, banking, and beverage and tobacco companies also tended to lag the market.

Q:   What types of investments had the greatest impact on Fund performance?

A: The Fund's overweighting of the automotive industry, combined with good stock selection of auto-related stocks, helped substantially. Porsche, for example, rose by 29%, based on good earnings and cash flow generated by the success of its new car models. Michelin, the global tire company, was another major contributor before we sold it during the reporting period to take profits. Our selections in diversified financials also helped, with Credit Suisse a notable contributor during the six months. We were neutral-weighted, relative to the benchmark index, in the energy industry, but favorable stock selection added to returns. The position in Repsol, the Spanish-based oil company, was a significant help. WPP, the U.K.-based advertising and communications group, also did very well, rising by 20%, including the currency effect, for the six months. In the transportation industry, two standouts were TNT, the Dutch-based postal and express delivery company, and Ryanair, the Irish-based airline that has become the leading low-cost operator in Europe. From the materials sector, we had excellent performance from Swiss-based Holcim, a global leader in the cement industry with strong presence in both developed and emerging markets.

     Hurting results was our underweight position in the telecommunications services sector, which did well during the second half of 2006. We remained unenthusiastic about stocks in this area, however, because of concerns about pressures from intensified competition, the risks of greater regulatory initiatives, and the potential of new technologies changing the nature of competition. Our de-emphasis of utilities stocks also did not help. Stock prices

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                            (continued)
--------------------------------------------------------------------------------

     in this sector rose, aided by brisk merger-and-acquisition activity, despite our concerns about company valuations. Similarly, our underweighting of insurance stocks did not help when they outperformed the market. In the capital goods industry, our holdings produced positive results but nevertheless failed to keep up with the industry average return of 27% in U.S. dollar terms. Capital goods holdings that proved to be a drag on results during the six months included Siemens of Germany. In the consumer services area, our holding in Opap, a Greek company involved in the gaming industry, proved disappointing as its profits failed to meet market expectations.

Q:   What is your investment outlook?

A: While we do not expect European stock markets to repeat their robust results for 2005 and 2006, we continue to have a positive outlook. European stocks remain reasonably priced and dividends are very competitive, even if earnings growth rates should decelerate, as we expect. European equities remain competitively valued compared to other asset classes, and the corporate sector generally is in solid financial shape, with healthy cash flows, strong balance sheets and reasonable debt. Many companies are using their cash either to increase dividend payouts, invest to expand, or to fund acquisition activities. There are risk factors present, however. Oil and commodity prices remain high, even after receding during the second half of 2006, and we think there may be some weakening in the value of the U.S. dollar.

     We think these risk factors are moderate and that European stocks remain attractive.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and, therefore, is susceptible to adverse economic, political or regulatory developments affecting those countries. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/07
--------------------------------------------------------------------------------


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                               31.0%
Consumer Discretionary                                   24.3%
Industrials                                              13.2%
Health Care                                              10.6%
Energy                                                    9.3%
Materials                                                 7.0%
Utilities                                                 2.5%
Information Technology                                    2.1%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a bar chart in the printed material]

United Kingdom                                           32.4%
Switzerland                                              13.8%
Germany                                                  11.4%
Ireland                                                   5.7%
Sweden                                                    5.6%
Italy                                                     5.4%
Netherlands                                               5.2%
United States                                             5.2%
France                                                    3.9%
Denmark                                                   2.9%
Panama                                                    2.2%
Norway                                                    2.2%
Spain                                                     2.1%
Greece                                                    2.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Royal Bank of Scotland Group Plc                              4.59%
 2.   CS Group                                                      4.57
 3.   BP Amoco Plc                                                  4.20
 4.   TNT NV                                                        4.11
 5.   BNP Paribas SA                                                3.89
 6.   CRH Plc                                                       3.88
 7.   Barclays Plc                                                  3.82
 8.   Wolseley Plc                                                  3.46
 9.   Roche Holdings AG                                             3.39
10.   Persimmon Plc                                                 3.33

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   2/28/07   8/31/06
------- --------- --------
    A    $41.48   $37.83
    B    $37.77   $34.26
    C    $37.52   $34.16
    Y    $42.75   $39.06


 Class   1/31/07   8/31/06
------- --------- --------
   R*    $42.03   $37.32

Distributions Per Share
--------------------------------------------------------------------------------

                       9/1/06 - 2/28/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A         $0.4887        $      -        $      -
   B         $0.0257        $      -        $      -
   C         $0.2133        $      -        $      -
   Y         $0.6953        $      -        $      -



                       9/1/06 - 1/31/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   R*        $0.2543        $      -        $      -


*    Class R shares were liquidated on 1/31/07.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
Life-of-Class
(12/29/00)                  10.83%       9.77%
5 Years                     18.09       16.72
1 Year                      21.22       14.26

--------------------------------------------------------------------------------

Expense Ratio
(As of January 1, 2007)
                             Gross       Net
                             1.66%       1.66%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


               Pioneer
                Europe           MSCI
                Select          Europe
              Equity Fund       Index
12/00          $ 9,425          $10,000
2/01             8,464            9,127
2/02             7,737            7,616
2/03             6,821            6,067
2/04            10,491            9,539
2/05            13,000           11,460
2/06            14,660           13,033
2/07            17,771           16,461

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

Period                     If Held   If Redeemed
Life-of-Class
(12/29/00)                   9.82%       9.82%
5 Years                     16.91       16.91
1 Year                      19.91       15.91

--------------------------------------------------------------------------------

Expense Ratio
(As of January 1, 2007)
                             Gross       Net
                             2.74%       2.65%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


               Pioneer
                Europe           MSCI
                Select          Europe
              Equity Fund       Index
12/00        $10,000          $10,000
2/01           8,980            9,127
               8,160            7,616
2/03           7,130            6,067
              10,843            9,539
2/05          13,307           11,460
              14,864           13,033
2/07          17,823           16,461

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/ bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

Period                     If Held   If Redeemed
Life-of-Class
(12/29/00)                  10.13%      10.13%
5 Years                     17.28       17.28
1 Year                      20.13       20.13

--------------------------------------------------------------------------------

Expense Ratio
(As of January 1, 2007)
                             Gross       Net
                             2.59%       2.59%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


               Pioneer
                Europe             MSCI
                Select            Europe
              Equity Fund         Index
12/00          $10,000           $10,000
2/01             8,990             9,127
2/02             8,170             7,616
2/03             7,180             6,067
2/04            10,963             9,539
2/05            13,500            11,460
2/06            15,093            13,033
2/07            18,131            16,461

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

Period                     If Held   If Redeemed
Life-of-Class
(12/29/00)                  11.00%      11.00%
5 Years                     18.32       18.32
1 Year                      21.93       21.93

--------------------------------------------------------------------------------

Expense Ratio
(As of January 1, 2007)
                             Gross       Net
                             1.10%       1.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


               Pioneer
                Europe           MSCI
                Select          Europe
              Equity Fund       Index
12/00          $10,000          $10,000
2/01             8,980            9,127
2/02             8,209            7,616
2/03             7,237            6,067
2/04            11,131            9,539
2/05            13,793           11,460
2/06            15,611           13,033
2/07            19,034           16,461

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. The predecessor fund did not offer Class Y shares. Returns prior to June 24, 2005 are based on the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on actual returns from September 1, 2006 through February 28, 2007


Share Class                        A             B            C            R            Y
-----------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
On 9/1/06

Ending Account Value           $1,109.30    $ 1,103.20   $ 1,104.60   $ 1,127.50   $ 1,112.20
On 2/28/07**

Expenses Paid During Period*   $    7.79    $    13.82   $    12.26   $     8.92   $     4.43

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, 2.65%, 2.35%, 2.00% and 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period) (153/365 for Class R shares).

**   1/31/07 for Class R shares.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2006 through February 28, 2007


Share Class                        A             B            C            R            Y
-----------------------------------------------------------------------------------------------
Beginning Account Value        $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00   $ 1,000.00
On 9/1/06

Ending Account Value           $ 1,017.41   $ 1,011.65   $ 1,013.14   $ 1,012.58   $ 1,016.77
On 2/28/07**

Expenses Paid During Period*   $     7.45   $    13.22   $    11.73   $     8.44   $     4.23

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, 2.65%, 2.35%, 2.00% and 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period) (153/365 for Class R shares).

**   1/31/07 for Class R shares.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                Value
              PREFERRED STOCK - 2.7%
              Automobiles & Components - 2.7%
              Automobile Manufacturers - 2.7%
    5,327     Porsche AG                                         $  7,010,362
                                                                 ------------
              Total Automobiles & Components                     $  7,010,362
                                                                 ------------
              TOTAL PREFERRED STOCK
              (Cost $3,343,655)                                  $  7,010,362
                                                                 ------------
              COMMON STOCKS - 93.8%
              Energy - 9.0%
              Integrated Oil & Gas - 9.0%
1,006,107     BP Amoco Plc                                       $ 10,331,452
  235,910     Eni S.p.A.                                            7,229,088
  165,501     Repsol SA                                             5,241,339
                                                                 ------------
                                                                 $ 22,801,879
                                                                 ------------
              Total Energy                                       $ 22,801,879
                                                                 ------------
              Materials - 6.8%
              Construction Materials - 6.8%
  229,277     CRH Plc                                            $  9,547,465
   78,535     Holcim, Ltd.                                          7,779,960
                                                                 ------------
                                                                 $ 17,327,425
                                                                 ------------
              Total Materials                                    $ 17,327,425
                                                                 ------------
              Capital Goods - 7.1%
              Construction & Farm Machinery & Heavy Trucks - 0.7%
   22,889     Volvo AB (Class B)*                                $  1,760,122
                                                                 ------------
              Industrial Conglomerates - 3.1%
   74,257     Siemens                                            $  7,791,989
                                                                 ------------
              Trading Companies & Distributors - 3.3%
  341,006     Wolseley Plc                                       $  8,520,884
                                                                 ------------
              Total Capital Goods                                $ 18,072,995
                                                                 ------------
              Transportation - 5.7%
              Air Freight & Couriers - 4.0%
  234,626     TNT NV                                             $ 10,105,632
                                                                 ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                Value
              Airlines - 1.7%
  573,446     Ryanair Holdings Plc*                              $  4,361,384
                                                                 ------------
              Total Transportation                               $ 14,467,016
                                                                 ------------
              Automobiles & Components - 4.3%
              Auto Parts & Equipment - 1.4%
   63,996     Autoliv, Inc.                                      $  3,650,972
                                                                 ------------
              Tires & Rubber - 2.9%
   59,275     Continental AG                                     $  7,393,277
                                                                 ------------
              Total Automobiles & Components                     $ 11,044,249
                                                                 ------------
              Consumer Durables & Apparel - 7.2%
              Apparel, Accessories & Luxury Goods - 2.3%
  118,491     Adidas-Salomon AG                                  $  5,818,387
                                                                 ------------
              Homebuilding - 4.9%
  300,262     Persimmon Plc                                      $  8,199,044
  392,045     Wimpey (George) Plc                                   4,376,829
                                                                 ------------
                                                                 $ 12,575,873
                                                                 ------------
              Total Consumer Durables & Apparel                  $ 18,394,260
                                                                 ------------
              Consumer Services - 4.1%
              Casinos & Gaming - 1.9%
  136,629     Opap SA                                            $  4,834,153
                                                                 ------------
              Hotels, Resorts & Cruise Lines - 2.2%
  120,934     Carnival Corp.                                     $  5,613,756
                                                                 ------------
              Total Consumer Services                            $ 10,447,909
                                                                 ------------
              Media - 3.2%
              Advertising - 3.2%
  565,132     WPP Group Plc                                      $  8,172,935
                                                                 ------------
              Total Media                                        $  8,172,935
                                                                 ------------
              Retailing - 1.8%
              Department Stores - 1.8%
  116,791     Next Plc                                           $  4,679,214
                                                                 ------------
              Total Retailing                                    $  4,679,214
                                                                 ------------

  The accompanying notes are an integral part of these financial statements. 17

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                                Value
              Health Care Equipment & Services - 2.1%
              Health Care Equipment - 2.1%
   43,584     Synthes, Inc.                                      $  5,451,908
                                                                 ------------
              Total Health Care Equipment & Services             $  5,451,908
                                                                 ------------
              Pharmaceuticals & Biotechnology - 8.1%
              Pharmaceuticals - 8.1%
  108,495     Astrazeneca Plc                                    $  6,088,308
  136,690     Bristol-Myers Squibb Co.                              3,607,249
   46,850     Roche Holdings AG*                                    8,346,471
  120,149     Shire Plc                                             2,540,731
                                                                 ------------
                                                                 $ 20,582,759
                                                                 ------------
              Total Pharmaceuticals & Biotechnology              $ 20,582,759
                                                                 ------------
              Banks - 23.0%
              Diversified Banks - 23.0%
   77,287     ABN AMRO Holding NV*                               $  2,712,462
  649,628     Barclays Plc                                          9,409,195
   91,913     BNP Paribas SA                                        9,563,334
  156,869     Danske Bank*                                          7,243,720
  409,065     Dnb Nor Asa                                           5,529,744
  821,528     Intesa San Paolo*                                     5,974,664
  287,305     Royal Bank of Scotland Group Plc                     11,305,931
  223,355     Skand Enkilda Banken                                  6,808,330
                                                                 ------------
                                                                 $ 58,547,380
                                                                 ------------
              Total Banks                                        $ 58,547,380
                                                                 ------------
              Diversified Financials - 7.0%
              Diversified Capital Markets - 7.0%
  162,379     CS Group                                           $ 11,253,550
  111,258     UBS AG                                                6,571,571
                                                                 ------------
                                                                 $ 17,825,121
                                                                 ------------
              Total Diversified Financials                       $ 17,825,121
                                                                 ------------
              Technology Hardware & Equipment - 2.0%
              Communications Equipment - 2.0%
1,431,088     Ericsson LM Tel Sur B                              $  5,114,234
                                                                 ------------
              Total Technology Hardware & Equipment              $  5,114,234
                                                                 ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                Value
              Utilities - 2.4%
              Multi-Utilities - 2.4%
  407,486     National Grid Plc*                                 $  6,110,115
                                                                 ------------
              Total Utilities                                    $  6,110,115
                                                                 ------------
              TOTAL COMMON STOCKS
              (Cost $187,432,394)                                $239,039,399
                                                                 ------------
              TOTAL INVESTMENT IN SECURITIES - 96.5%
              (Cost $190,776,049) (a) (b)                        $246,049,761
                                                                 ------------
              OTHER ASSETS AND LIABILITIES - 3.5%                $  8,885,544
                                                                 ------------
              TOTAL NET ASSETS - 100.0%                          $254,935,305
                                                                 ============

*    Non-income producing security.

(a) At February 28, 2007, the net unrealized gain on investments based oncost for federal income tax purposes of $191,136,813 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost            $56,209,396
       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value             (1,296,448)
                                                                   -----------
       Net unrealized gain                                        $54,912,948
                                                                  ===========

(b) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

       United Kingdom                                                    32.4%
       Switzerland                                                       13.8
       Germany                                                           11.4
       Ireland                                                            5.7
       Sweden                                                             5.6
       Italy                                                              5.4
       Netherlands                                                        5.2
       United States                                                      5.2
       France                                                             3.9
       Denmark                                                            2.9
       Panama                                                             2.2
       Norway                                                             2.2
       Spain                                                              2.1
       Greece                                                             2.0
                                                                          ---
                                                                          100%
                                                                          ===

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2007 aggregated $72,644,305 and $52,293,908, respectively.

  The accompanying notes are an integral part of these financial statements. 19

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $190,776,049)                     $246,049,761
  Cash                                                                6,472,328
  Foreign currencies, at value (cost $131)                                  131
  Receivables -
    Fund shares sold                                                  2,481,315
    Dividends, interest and foreign taxes withheld                      653,708
  Other                                                                  48,792
                                                                   ------------
     Total assets                                                  $255,706,035
                                                                   ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                        $    474,225
  Due to affiliates                                                     171,699
  Accrued expenses                                                      124,806
                                                                   ------------
     Total liabilities                                             $    770,730
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $195,399,430
  Distributions in excess of net investment income                     (908,193)
  Accumulated net realized gain on investments and foreign
    currency transactions                                             5,167,289
  Net unrealized gain on investments                                 55,273,712
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                            3,067
                                                                   ------------
     Total net assets                                              $254,935,305
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $188,546,534/4,544,987 shares)                 $      41.48
                                                                   ============
  Class B (based on $32,365,668/856,941 shares)                    $      37.77
                                                                   ============
  Class C (based on $20,260,792/539,935 shares)                    $      37.52
                                                                   ============
  Class Y (based on $13,762,311/321,938 shares)                    $      42.75
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($41.48 [divided by] 94.25%)                             $      44.01
                                                                   ============

20   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $125,850)   $ 1,259,828
  Interest                                                    102,980
                                                          -----------
     Total investment income                                                $ 1,362,808
                                                                            -----------
EXPENSES:
  Management fees                                         $   964,191
  Transfer agent fees and expenses
   Class A                                                    257,213
   Class B                                                    114,866
   Class C                                                     33,625
   Class R                                                      1,455
   Class Y                                                        179
  Distribution fees
   Class A                                                    199,447
   Class B                                                    159,915
   Class C                                                     87,152
   Class R                                                        286
  Administrative reimbursements                                24,759
  Custodian fees                                               39,275
  Registration fees                                             4,122
  Professional fees                                            30,947
  Printing expense                                             28,000
  Fees and expenses of nonaffiliated trustees                     765
  Miscellaneous                                                12,154
                                                          -----------
     Total expenses                                                         $ 1,958,351
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                         (4,610)
     Less fees paid indirectly                                                  (12,185)
                                                                            -----------
     Net expenses                                                           $ 1,941,556
                                                                            -----------
       Net investment loss                                                  $  (578,748)
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                            $13,615,830
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        (64,741)      $13,551,089
                                                          -----------       -----------
  Change in net unrealized gain on:
   Investments                                            $ 9,281,117
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            466       $ 9,281,583
                                                          -----------       -----------
  Net gain on investments and foreign currency transactions                 $22,832,672
                                                                            -----------
  Net increase in net assets resulting from operations                      $22,253,924
                                                                            ===========

  The accompanying notes are an integral part of these financial statements. 21

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07 and the Year Ended 8/31/06, respectively

                                                    Six Months Ended
                                                         2/28/07          Year Ended
                                                       (unaudited)         8/31/06
FROM OPERATIONS:
Net investment income (loss)                          $    (578,748)   $   2,263,512
Net realized gain on investments and foreign
  currency transactions                                  13,551,089       17,268,753
Change in net unrealized gain on investments
  foreign currency transactions                           9,281,583       15,925,768
                                                      -------------    -------------
    Net increase in net assets resulting from
     operations                                       $  22,253,924    $  35,458,033
                                                      -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.49 and $0.24 per share, respectively) $  (2,128,405)   $    (928,894)
    Class B ($0.03 and $0.00 per share, respectively)       (22,431)               -
    Class C ($0.21 and $0.07 per share, respectively)      (104,920)         (35,655)
    Class R ($0.25 and $0.30 per share, respectively)          (746)            (952)
    Class Y ($0.70 and $0.41 per share, respectively)       (71,612)         (42,073)
                                                      -------------    -------------
     Total distributions to shareowners               $  (2,328,114)   $  (1,007,574)
                                                      -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $  51,389,256    $  39,982,365
Reinvestment of distributions                             2,023,046          901,560
Cost of shares repurchased                              (24,241,009)     (59,171,619)
Redemption Fees                                                   -            3,147
                                                      -------------    -------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                     $  29,171,293    $ (18,284,547)
                                                      -------------    -------------
    Net increase in net assets                        $  49,097,103    $  16,165,912
NET ASSETS:
Beginning of period                                     205,838,202      189,672,290
                                                      -------------    -------------
End of period                                         $ 254,935,305    $ 205,838,202
                                                      =============    =============
Undistributed (distributions in excess of) net
  investment income                                   $    (908,193)   $   1,998,669
                                                      =============    =============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               '07 Shares        '07 Amount     '06 Shares         '06 Amount
                               (unaudited)       (unaudited)
CLASS A
Shares sold                      713,131        $  29,074,441     903,475        $  31,809,911
Reinvestment of distributions     45,361            1,887,950      26,478              858,693
Less shares repurchased         (324,822)         (13,212,823)   (914,893)         (30,897,558)
                                --------        -------------    --------        -------------
    Net increase                 433,670        $  17,749,568      15,060        $   1,771,046
                                ========        =============    ========        =============
CLASS B
Shares sold                      187,571        $   6,935,890     141,314        $   4,483,916
Reinvestment of distributions        564               21,419           -                    -
Less shares repurchased         (234,792)          (8,618,855)   (713,065)         (22,404,853)
                                --------        -------------    --------        -------------
    Net decrease                 (46,657)       $  (1,661,546)   (571,751)       $ (17,920,937)
                                ========        =============    ========        =============
CLASS C
Shares sold                      138,071        $   5,139,450      91,123        $   2,897,861
Reinvestment of distributions      2,417               91,112         995               29,333
Less shares repurchased          (47,548)          (1,745,433)   (157,692)          (4,893,772)
                                --------        -------------    --------        -------------
    Net increase (decrease)       92,940        $   3,485,129     (65,574)       $  (1,966,578)
                                ========        =============    ========        =============
CLASS R
Shares sold                          522        $      20,824       2,272        $      73,397
Reinvestment of distributions         18                  745          29                  943
Less shares repurchased           (4,038)            (168,760)       (511)             (17,620)
                                --------        -------------    --------        -------------
    Net increase (decrease)       (3,498)       $    (147,191)      1,790        $      56,720
                                ========        =============    ========        =============
CLASS Y
Shares sold                      232,524        $  10,218,651      20,160        $     717,280
Reinvestment of distributions        509               21,820         378               12,591
Less shares repurchased          (11,628)            (495,138)    (27,398)            (957,816)
                                --------        -------------    --------        -------------
    Net increase (decrease)      221,405        $   9,745,333      (6,860)       $    (227,945)
                                ========        =============    ========        =============

  The accompanying notes are an integral part of these financial statements. 23

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended          Year         Year          Year         Year         Year
                                                     2/28/07        Ended         Ended         Ended        Ended        Ended
CLASS A                                            (unaudited)     8/31/06      8/31/05 (a)   8/31/04 (a)  8/31/03 (a)  8/31/02 (a)
Net asset value, beginning of period                $   37.83     $   31.54     $   27.25     $   21.41    $   19.51    $   20.10
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Increase (decrease) from investment
 operations:
 Net investment income (loss)                       $   (0.07)    $    0.50     $    0.11     $    0.20    $    0.17    $    0.10
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          4.21          6.03          5.09          5.89         1.73        (0.44)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
  Net increase (decrease) from investment
   operations                                       $    4.14     $    6.53     $    5.20     $    6.09    $    1.90    $   (0.34)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Distributions to shareowners:
 Net investment income                              $   (0.49)    $   (0.24)    $   (0.19)    $   (0.25)   $       -    $   (0.25)
 Net realized gain                                          -             -         (0.72)           -             -            -
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Total distributions                                 $   (0.49)    $   (0.24)    $   (0.91)    $   (0.25)   $       -    $   (0.25)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Redemption fee                                      $       -     $       -(b)  $       -(b)  $       -    $       -    $       -
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Net increase (decrease) in net asset value          $    3.65     $    6.29     $    4.29     $    5.84    $    1.90    $   (0.59)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Net asset value, end of period                      $   41.48     $   37.83     $   31.54     $   27.25    $   21.41    $   19.51
                                                    =========     =========     =========     =========    =========    =========
Total return*                                           10.93%        20.83%        24.53%        28.56%        9.73%       (1.76)%
Ratio of net expenses to average net assets+             1.50%**       1.66%         1.71%         1.25%        1.62%        1.75%
Ratio of net investment income (loss) to average
 net assets+                                            (0.30)%**      1.47%         0.72%         1.58%        1.02%        0.17%
Portfolio turnover rate                                    47%**         43%          149%           48%          67%          68%
Net assets, end of period (in thousands)            $ 188,547     $ 155,550     $ 129,215     $   3,108    $     914    $     567
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            1.50%**       1.66%         2.21%         8.30%       16.15%       31.21%
 Net investment income (loss)                           (0.30)%**      1.47%         0.22%        (5.47)%     (13.51)%     (29.29)%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            1.49%**       1.66%         1.69%         1.25%        1.62%        1.75%
 Net investment income (loss)                           (0.29)%**      1.47%         0.74%         1.58%        1.02%        0.17%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended          Year         Year          Year         Year         Year
                                                     2/28/07        Ended         Ended         Ended        Ended        Ended
CLASS B                                            (unaudited)     8/31/06      8/31/05 (a)   8/31/04 (a)  8/31/03 (a)  8/31/02 (a)
Net asset value, beginning of period                $   34.26     $   28.63     $   24.85     $   19.65    $   18.10    $   18.53
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Increase (decrease) from investment
 operations:
 Net investment income (loss)                       $   (0.25)    $    0.24     $   (0.03)    $   (0.02)   $   (0.02)   $   (0.11)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          3.79          5.39          4.62          5.33         1.57        (0.32)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
  Net increase (decrease) from investment
    operations                                      $    3.54     $    5.63     $    4.59     $    5.31    $    1.55    $   (0.43)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Distributions to shareowners:
 Net investment income                              $   (0.03)    $       -     $   (0.09)    $   (0.11)   $       -    $       -
 Net realized gain                                          -             -         (0.72)            -            -            -
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Total distributions                                 $    0.03     $       -     $   (0.81)    $   (0.11)   $       -    $       -
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Redemption fee                                      $       -     $       -(b)  $       -(b)  $       -    $       -    $       -
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Net increase (decrease) in net asset value          $    3.51     $    5.63     $    3.78     $    5.20    $    1.55    $   (0.43)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Net asset value, end of period                      $   37.77     $   34.26     $   28.63     $   24.85    $   19.65    $   18.10
                                                    =========     =========     =========     =========    =========    =========
Total return*                                           10.32%        19.66%        23.19%        27.07%        8.57%       (2.34)%
Ratio of net expenses to average net assets+             2.67%**       2.65%         2.69%         2.17%        2.78%        2.33%
Ratio of net investment income (loss) to average
 net assets+                                            (1.49)%**      0.36%        (0.27)%        0.65%       (0.10)%      (0.52)%
Portfolio turnover rate                                    47%**         43%          149%           48%          67%          68%
Net assets, end of period (in thousands)            $  32,366     $  30,960     $  42,249     $   1,505    $     457    $     295
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            2.69%**       2.74%         3.32%         9.20%       17.41%       31.81%
 Net investment income (loss)                           (1.51)%**      0.27%        (0.90)%       (6.38)%     (14.73)%     (30.00)%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            2.65%**       2.65%         2.65%         2.17%        2.78%        2.33%
 Net investment income (loss)                           (1.47)%**      0.36%        (0.23)%        0.65%       (0.10)%      (0.52)%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                   Six Months
                                                      Ended          Year         Year          Year         Year         Year
                                                     2/28/07        Ended         Ended         Ended        Ended        Ended
CLASS C                                            (unaudited)     8/31/06      8/31/05 (a)   8/31/04 (a)  8/31/03 (a)  8/31/02 (a)
Net asset value, beginning of period                $   34.16     $   28.60     $   24.81     $   19.63    $   17.98    $   18.39
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $   (0.22)    $    0.19     $    0.01     $    0.09    $    0.07    $   (0.09)
 Net realized and unrealized gain (loss) on
 investments and foreign currency transactions           3.79          5.44          4.61          5.34         1.58        (0.32)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
  Net increase (decrease) from investment
   operations                                       $    3.57     $    5.63     $    4.62     $    5.43    $    1.65    $   (0.41)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Distributions to shareowners:
 Net investment income                              $   (0.21)    $   (0.07)    $   (0.13)    $   (0.25)   $       -    $       -
 Net realized gain                                          -             -         (0.72)            -            -            -
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Total distributions                                 $   (0.21)    $   (0.07)    $   (0.85)    $   (0.25)   $       -    $       -
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Redemption fee                                      $       -     $       -(b)  $    0.02     $       -    $       -    $       -
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Net increase (decrease) in net asset value          $    3.36     $    5.56     $    3.79     $    5.18    $    1.65    $   (0.41)
                                                    ---------     ---------     ---------     ---------    ---------    ---------
Net asset value, end of period                      $   37.52     $   34.16     $   28.60     $   24.81    $   19.63    $   17.98
                                                    =========     =========     =========     =========    =========    =========
Total return*                                           10.46%        19.73%        23.53%        27.67%        9.17%       (2.21)%
Ratio of net expenses to average net assets+             2.36%**       2.59%         2.41%         1.72%        2.27%        2.22%
Ratio of net investment income (loss) to average
 net assets+                                            (1.15)%**      0.52%         0.35%         1.14%        0.54%       (0.35)%
Portfolio turnover rate                                    47%**         43%          149%           48%          67%          68%
Net assets, end of period (in thousands)            $  20,261     $  15,270     $  14,661     $   1,557    $     404    $     201
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                            2.36%**       2.59%         3.72%         8.75%       17.02%       31.70%
 Net investment income (loss)                           (1.15)%**      0.52%        (0.96)%       (5.89)%     (14.21)%     (29.83)%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                            2.35%**       2.59%         2.39%         1.72%        2.27%        2.22%
 Net investment income (loss)                           (1.14)%**      0.52%         0.37%         1.14%        0.54%       (0.35)%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    9/1/06
                                                      to              Year         6/24/05 (a)
                                                   1/31/07 (c)        Ended            to
                                                  (unaudited)        8/31/06         8/31/05
CLASS R
Net asset value, beginning of period               $    37.32      $    31.27      $    29.45
                                                   ----------      ----------      ----------
Increase (decrease) from investment operations:
  Net investment income (loss)                     $    (0.13)     $     0.49      $     0.01
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                          5.09            5.86            1.81
                                                   ----------      ----------      ----------
   Net increase from investment operations         $     4.96      $     6.35      $     1.82
                                                   ----------      ----------      ----------
Distributions to shareowners:
  Net investment income                                 (0.25)          (0.30)              -
                                                   ----------      ----------      ----------
Net increase in net asset value                    $     4.71      $     6.05      $     1.82
                                                   ----------      ----------      ----------
Net asset value, end of period                     $    42.03      $    37.32      $    31.27
                                                   ==========      ==========      ==========
Total return*                                           12.75%          20.46%           6.19%(b)
Ratio of net expenses to average net assets+             2.02%**         2.00%           2.14%**
Ratio of net investment income (loss) to average
  net assets+                                           (1.02)%**        1.37%           0.08%**
Portfolio turnover rate                                    47%**          43%             149%
Net assets, end of period (in thousands)           $        -      $      131      $       53
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                           3.99%**         6.27%           2.14%**
  Net investment income (loss)                          (2.99)%**        5.63%           0.08%**
Ratios with waiver of management fees
  and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                           2.00%**         2.00%           2.00%**
  Net investment income (loss)                          (1.00)%**        1.37%           0.22%**


(a)  Class R shares were first publicly offered on June 24, 2005.
(b)  Not annualized.
(c)  Class R shares were liquidated on 1/31/07.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements. 27

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended            Year         6/24/05 (a)
                                                    2/28/07           Ended            to
                                                  (unaudited)        8/31/06         8/31/05
CLASS Y
Net asset value, beginning of period               $    39.06      $    32.54      $    30.59
                                                   ----------      ----------      ----------
Increase from investment operations:
  Net investment income                            $     0.24      $     0.89      $     0.07
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                          4.15            6.04            1.88
                                                   ----------      ----------      ----------
   Net increase from investment operations         $     4.39      $     6.93      $     1.95
                                                   ----------      ----------      ----------
Distributions to shareowners:
Net investment income                                   (0.70)          (0.41)              -
                                                   ----------      ----------      ----------
Net increase in net asset value                    $     3.69      $     6.52      $     1.95
                                                   ----------      ----------      ----------
Net asset value, end of period                     $    42.75      $    39.06      $    32.54
                                                   ==========      ==========      ==========
Total return*                                           11.22%          21.50%           6.36%(b)
Ratio of net expenses to average
  net assets+                                            1.00%**         1.10%           1.18%**
Ratio of net investment income to average
  net assets+                                            0.40%**         2.00%           1.05%**
Portfolio turnover rate                                    47%**           43%            149%
Net assets, end of period (in thousands)           $   13,762      $    3,927      $    3,495
Ratios with no waiver of management fees
  and assumption of expenses by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                           1.00%**         1.10%           1.18%**
  Net investment income                                  0.40%**         2.00%           1.05%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                           1.00%**         1.10%           1.18%**
  Net investment income                                  0.40%**         2.00%           1.05%**

(a)  Class Y shares were first publicly offered on June 24, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

28   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Europe Select Equity Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class A, Class B and Class C Shares were first publicly offered on December 29, 2000. Class R and Class Y shares were first publicly offered on June 24, 2005. All Class R shares were liquidated on February 1, 2007. Shares of Class A, Class B, Class C, Class R and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     At February 28, 2007, the Fund had no outstanding portfolio hedges or settlement hedges.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

     federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     At August 31, 2006, the Fund had a net capital loss carry forward of $8,023,036, which will expire in 2011 if not utilized.

     At August 31, 2006, the Fund has reclassified $264,447 to decrease accumulated net investment income and $264,447 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended August 31, 2006, was as follows:

--------------------------------------------------------------------------------
                                                                   2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                $ 1,007,574
Long-term capital gain                                                   -
                                                               -----------
  Total                                                        $ 1,007,574
                                                               ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006.

--------------------------------------------------------------------------------
                                                                   2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                  $ 1,998,669
Capital loss carryforward                                       (8,023,036)
Unrealized appreciation                                         45,634,432
                                                               -----------
  Total                                                        $39,610,065
                                                               ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $19,199 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2007.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily nets assets up to $500 million; and 0.75% of the excess over $500 million. The management fee was equivalent to 0.85% of the average daily net assets for the period.

Effective June 24, 2005, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.75%, 2.65%, 2.65% and 2.00% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares,

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Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through January 1, 2009 for Class A shares and through January 1, 2008 for Class B, Class C and Class R shares.

Prior to the merger, PIM had contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses of Pioneer Europe Select Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. The portion of the Fund-wide expenses attributable to Class B and Class C shares were reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management fees, administrative costs and certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2007, $6,086 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $162,967 in transfer agent fees payable to PIMSS at February 28, 2007.

4.   Distribution Plans

The Fund adopted Plans of Distribution with respect Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services.


34
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Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Included in due to affiliates is $2,646 in distribution fees payable to PFD at February 28, 2007. The Fund has also adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSCs for Class R shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2007 CDSCs in the amount of $12,677 were paid to PFD.

5.   Expense Offset Arrangements

The Fund can enter into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2007 the Fund's expenses were reduced by $12,185 under such arrangements.

6.   Subsequent Event

On September 19, 2006, the Board of Trustees approved the liquidation of the Fund's Class R shares. This liquidation took place on February 1, 2007.


                                                                              35
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Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

7.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.


36
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Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of

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Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the fifth quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the third quintile of the peer group for the three years ended June 30, 2006, and the second quintile for the five years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees, focusing on three-year total returns, concluded that the performance of the Fund was satisfactory.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the fifth quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.


Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Europe Select Equity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Vincent Nave, Treasurer
Mary K. Bush                                 Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

42
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                            This page for your notes.

                                                                              43
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                            This page for your notes.

44
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.